Summary of Significant Accounting Policies Deferred Financing Costs (Details) $ in Millions	10 Months Ended
Oct. 24, 2014 USD ($)
Deferred Financing Costs Disclosure [Abstract]
Debtor Reorganization Items, Write-off of Deferred Financing Costs and Debt Discounts	$ 0